Document and Entity Information	Mar. 25, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 25, 2024
Entity File Number	000-17820
Entity Registrant Name	LAKELAND BANCORP INC
Entity Central Index Key	0000846901
Entity Incorporation, State or Country Code	NJ
Entity Tax Identification Number	22-2953275
Entity Address, Address Line One	250 Oak Ridge Rd
Entity Address, City or Town	Oak Ridge
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07438
City Area Code	973
Local Phone Number	697-2000
Title of 12(b) Security	Common stock, no par value
Trading Symbol	LBAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false